Share Capital (Schedule of Share Capital Activity) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares		Dec. 31, 2017 USD ($) shares
Share Capital [abstract]
Fair value of warrants exercised, Number of shares | shares	6,400		4,400
Beginning Balance, Amount	$ 24,173	[1]	$ 10,382
Fair value of warrants exercised, Amount			1,966
Cash proceeds on exercise, Amount	40		20
Ending Balance, Amount	$ 10,961		$ 24,173	[1]

[1]	Restated (Note 5)